CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Profit (loss) before tax	¥ (500,370)	¥ (395,803)	¥ (30,344)
Adjustments for:
Depreciation of property, plant and equipment	0	2,903	2,952
Amortization of intangible asset	0	1	0
Amortization of right-of-use asset	250	0	0
Credit impairment losses	0	373,647	42,420
Loss from disposal of discontinued operations and subsidiaries	(497,532)	0	0
Operating profit/(loss) before changes in working capital	(2,588)	(19,252)	15,028
Loans receivable	0	(11,218)	(43,400)
Trade receivable	(12,568)	0	0
Prepaid expenses	(1,386)	(360)	(3,781)
Trade payable	1,302	0	0
Salary and benefit payable	1,379	1,834	2,307
Interest payable	0	18,088	18,125
Income tax payable	1,711	0	0
Other payable	2,722	(109)	4,286
Lease liability	330	0	0
Cash flows from (used in) operating activities	(9,098)	(11,017)	(7,435)
Cash flow from financing activities
Proceeds received from issuance of share	0	7,792	0
Repayments of related party loans	0	0	(130)
Proceeds received from issuance of convertible notes	8,272	7,277	6,758
Repayments of convertible notes	0	284	0
Net cash provided by financing activities	8,272	14,785	6,628
Net (decrease)/increase in cash, cash equivalents and restricted cash	(826)	3,768	(807)
Cash, cash equivalents and restricted cash at beginning of year	2,533	295	396
Exchange gain/(losses) on cash, cash equivalents and restricted cash	(1,628)	(1,530)	706
Cash, cash equivalents and restricted cash at end of year	79	2,533	295
Supplemental disclosure of non-cash flow:
Operating lease right-of-use asset obtained in exchange for operating lease liabilities	443	0	0
Conversion of convertible notes	7,040	0	0
Share issuance	¥ 1,735	¥ 0	¥ 0